Long-Term Deposits	6 Months Ended
Jun. 30, 2023
Long-Term Deposits [Abstract]
LONG-TERM DEPOSITS

9. LONG-TERM DEPOSITS

Long-term deposits as of June 30, 2023 and December 31, 2022 consisted of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Rental deposits	$100,741	$127,303
Prepayments for equipment	-	2,544
	$100,741	$129,847